Employee Compensation - Summary of Plan Information for Past Two Years (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 8,148	$ 7,833
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7,513	7,082
Fair value of plan assets	8,559	8,261
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	1,046	1,179
Pension Plans [member] | Funded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	1,209	1,267
Pension Plans [member] | Unfunded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(163)	(88)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	880	928
Fair value of plan assets	138	147
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(742)	(781)
Other employee future benefit plans [member] | Funded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	81	51
Other employee future benefit plans [member] | Unfunded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	$ (823)	$ (832)